Note 22 Preferred securities by issuer (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred securities by issuer [Line Items]
Total preferred securities by issuer		€ 0	€ 194	€ 159
BBVA International preferred SAU [Member]
Preferred securities by issuer [Line Items]
Total preferred securities by issuer		0	35	37
Unnim group [Member]
Preferred securities by issuer [Line Items]
Total preferred securities by issuer	[1]	0	159	83
BBVA USA [Member]
Preferred securities by issuer [Line Items]
Total preferred securities by issuer		0	0	19
BBVA Colombia [Member]
Preferred securities by issuer [Line Items]
Total preferred securities by issuer		€ 0	€ 0	€ 20

[1]	(*) Unnim Group: Issuances prior to the acquisition by BBVA.